............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001
            Check here if Amendment [ ]; Amendment Number:__________

                        This Amendment (Check only one.):
                        [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             S-C Rig Co. (a)
Address:          888 Seventh Avenue
                  New York, NY 10106

Form 13F File Number:  28-7212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Peter A. Hurwitz
Title:            Vice President
Phone:            212-333-9888

Signature, Place, and Date of Signing:

/S/ PETER A. HURWITZ
-----------------------------------------------------------------------
[Signature]

New York, New York
-----------------------------------------------------------------------
[City, State]

May 15, 2001
-----------------------------------------------------------------------
[Date]

(a) Dr. Purnendu Chatterjee is the sole director and sole shareholder of S-C Rig Co.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:

         0

Form 13F Information Table Entry Total:

         1

Form 13F Information Table Value Total:

         $290,291 (thousands)

List of Other Included Managers:

               Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

               NONE

Name of Institutional Investment Manager:                        SC Rig Co.
Form:                                                            13F
13F File Number:                                                 28-7212
Report for the Quarter Ended:                                    March 31, 2001



                                                                   Investment Discretion      Voting Authority
                                                                -----------------------------------------------
                                                        Fair Market        Shared   Shared-
Issuer              Title of   Cusip        Shares      Value (in  Sole    Instr V    Other   Sole   Shared  None
                     Class     Number                   thousands)
---------------------------------------------------------------------------------------------------------------
R & B Falcon Corp   COM        74912E101    6,696,463   290,291    X                          X
